PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Biotechnology
210,000	InterMune Inc. θ	1.2%	7,028,700

	Chemicals
125,000	Compass Minerals International Inc.		10,315,000
250,000	Potash Corporation of Saskatchewan Inc.		9,055,000
		3.3%	19,370,000

	Communications Equipment
155,700	Knowles Corp. θ		4,915,449
250,000	QUALCOMM Inc.		19,715,000
		4.1%	24,630,449

	Computers
130,000	International Business Machines Corp.	4.2%	25,023,700

	Electronics
375,000	Trimble Navigation Ltd. θ	2.4%	14,576,250

	Equipment Leasing
425,000	Air Lease Corp.	2.7%	15,848,250

	Financial Services
225,000	Capital One Financial Corp.		17,361,000
425,000	Charles Schwab Corp.		11,615,250
10,000	Essent Group Ltd. θ, λ		224,600
600,000	TCF Financial Corp.		9,996,000
300,000	Wells Fargo & Co.		14,922,000
		9.1%	54,118,850

	Food Products
350,000	Mondelez International Inc.		12,092,500
100,000	PepsiCo Inc.		8,350,000
		3.4%	20,442,500

	Health Care Services
225,000	Express Scripts Holding Co. θ	2.8%	16,895,250

	Home Builders
850,000	DR Horton Inc.		18,402,500
1,150,000	PulteGroup Inc.		22,068,500
245,000	Toll Brothers Inc. θ		8,795,500
		8.3%	49,266,500

	Internet
100,000	Equinix Inc. θ, λ	3.1%	18,484,000

	Lodging
400,000	Orient-Express Hotels Ltd. θ	1.0%	5,764,000

	Machinery
100,000	Thermon Group Holdings Inc. θ	0.4%	2,318,000

	Media
40,000	Discovery Communications Inc. θ	0.6%	3,308,000

	Minerals & Mining
544,244	Dominion Diamond Corp. θ	1.2%	7,303,754

	Networking Products
1,550,000	Riverbed Technology Inc. θ	5.1%	30,550,500

	Oil & Gas
200,000	W&T Offshore Inc.	0.6%	3,462,000

	Pharmaceuticals
283,000	Abbott Laboratories		10,898,330
25,000	Gilead Sciences Inc. θ		1,771,500
135,000	Novartis AG (ADR)		11,477,700
330,000	Roche Holdings Ltd. (ADR)		12,447,600
		6.1%	36,595,130

	Professional Services
25,000	Insperity Inc.	0.1%	774,500

	Semiconductor Capital Equipment
1,500,000	Applied Materials Inc.		30,630,000
200,000	Lam Research Corp. θ		11,000,000
		7.0%	41,630,000

	Semiconductors
350,000	Altera Corp.		12,684,000
700,000	EZchip Semiconductor Ltd. θ, λ		17,745,000
475,000	Intel Corp.		12,259,750
		7.2%	42,688,750

	Services
525,000	ADT Corp. λ		15,723,750
400,000	Thomson Reuters Corp.		13,680,000
		4.9%	29,403,750

	Software
40,000	Intuit Inc.		3,109,200
160,000	VeriSign Inc. θ		8,625,600
		2.0%	11,734,800

	Telecommunications Equipment
1,000,000	Ciena Corp. θ		22,740,000
750,000	Finisar Corp. θ		19,882,500
		7.2%	42,622,500

	Telecommunications Provider
500,000	Vivendi SA (ADR)	2.3%	13,965,500

	Transportation
450,000	C.H. Robinson Worldwide Inc.		23,575,500
400,000	Expeditors International of Washington Inc.		15,852,000
		6.6%	39,427,500

	Total investment in equities
	(cost $462,169,306)	96.9%	577,233,133

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Albina Community Bank 0.20%, matures 01/15/2015		96,833
100,000	Carver Federal Savings Bank 0.25%, matures 02/18/2015		96,460
100,000	Community Bank of the Bay 0.30%, matures 07/15/2014		98,850
100,000	Eastern Bank 0.10%, matures 01/29/2015		96,680
100,000	Latino Community Credit Union 0.60%, matures 02/20/2015		96,438
100,000	Metro Bank 0.20%, matures 05/10/2014		99,573
100,000	Opportunities Credit Union 0.20%, matures 04/25/2014		99,737
100,000	Self-Help Credit Union 0.55%, matures 01/15/2015		96,833
100,000	Southern Bancorp Bank 0.35%, matures 01/15/2015		96,833
		0.1%	878,237

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2014		199,508
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2015		190,170
100,000	Vermont Community Loan Fund 0.85%, matures 10/15/2014		96,762
		0.1%	486,440

	Time Deposits
18,274,816	BBH Cash Management Service
	Citibank, London 0.03%, due 04/01/2014		16,277,814
	JPM Chase, Nassau 0.03%, due 04/01/2014		1,997,002
		3.1%	18,274,816

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
36,370,609	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	6.1%	36,370,609

	Total short-term securities
	(cost $56,010,102)	9.4%	56,010,102

	Total securities
	(cost $518,179,408)	106.3%	633,243,235

	Payable upon return of securities loaned	(6.1%)	(36,370,609)

	Other assets and liabilities - net	(0.2%)	(1,328,244)

	Total net assets	100.0%	595,544,382

θ This security is non-income producing.
λ This security, or partial position of this security,
was on loan at March 31, 2014.
The total value of the securities on loan at
March 31, 2014 was $36,117,455.
α Market value adjustments have been applied to these
securities to reflect potential early withdrawal.

ADR American Depository Receipt

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$462,752,044
Unrealized appreciation	$120,014,646
Unrealized depreciation	(5,533,557)

Net unrealized appreciation	$114,481,089

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$72,018,500	$—	$—	$72,018,500
Consumer Staples	20,442,500	—	—	20,442,500
Energy	3,462,000	—	—	3,462,000
Financials	54,118,850	—	—	54,118,850
Health Care	60,519,080	—	—	60,519,080
Industrials	74,092,000	—	—	74,092,000
Information Technology	251,940,949	—	—	251,940,949
Materials	26,673,754	—	—	26,673,754
Telecommunication Services	13,965,500	—	—	13,965,500
Short-Term Investments	54,645,425	—	1,364,677	56,010,102
Total	$631,878,558	$—	$1,364,677	$633,243,235

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2014:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2013	$1,384,404
Discounts/premiums amortization	(19,727)
Purchases	800,000
Sales	(800,000)
Balance as of March 31, 2014	$1,364,677

There were no significant transfers between Level 1, Level 2, and Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	March 31, 2014	Technique	Unobservable Input	Weighted Average

Certificates of Deposit	$878,237	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$486,440	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
75,000	Compass Minerals International Inc.	2.6%	6,189,000

	Communications Equipment
80,000	Knowles Corp. θ	1.1%	2,525,600

	Data Processing
75,000	Equifax Inc.		5,102,250
100,000	Fiserv Inc. θ		5,669,000
		4.5%	10,771,250

	Financial Services
200,000	Charles Schwab Corp.		5,466,000
425,000	First Horizon National Corp.		5,244,500
210,000	SEI Investments Co.		7,058,100
		7.5%	17,768,600

	Food Products
80,000	McCormick & Co.		5,739,200
170,000	Sysco Corp.		6,142,100
		5.0%	11,881,300

	Health Care Products
130,000	DENTSPLY International Inc.	2.5%	5,985,200

	Health Care Services
70,500	Cardinal Health Inc.	2.1%	4,933,590

	Industrial Manufacturing
106,000	Pentair Ltd.		8,410,040
238,000	Xylem Inc.		8,667,960
		7.1%	17,078,000

	Insurance
79,000	Verisk Analytics Inc. θ	2.0%	4,736,840

	Machinery
210,000	MRC Global Inc. θ	2.4%	5,661,600

	Medical Equipment
148,250	Patterson Companies Inc.		6,190,920
57,500	Teleflex Inc.		6,166,300
		5.2%	12,357,220

	Natural Gas
50,000	Energen Corp.		4,040,500
234,600	MDU Resources Group Inc.		8,049,126
145,000	Spectra Energy Corp.		5,356,300
		7.3%	17,445,926

	Oil & Gas
95,500	Cameron International Corp. θ		5,899,035
66,000	Noble Corp. PLC		2,160,840
		3.4%	8,059,875

	Pharmaceuticals
60,000	Allergan Inc.	3.1%	7,446,000

	Professional Services
282,000	Insperity Inc.		8,736,360
250,000	Iron Mountain Inc.		6,892,500
		6.6%	15,628,860

	Retail
85,500	Nordstrom Inc.	2.2%	5,339,475

	Semiconductor Capital Equipment
450,000	Applied Materials Inc.		9,189,000
156,800	Synopsys Inc. θ		6,022,688
		6.4%	15,211,688

	Services
21,000	Ecolab Inc.	1.0%	2,267,790

	Software
105,500	Autodesk Inc. θ		5,188,490
60,500	Intuit Inc.		4,702,665
		4.2%	9,891,155

	Telecommunications Equipment
112,500	Motorola Solutions Inc.	3.0%	7,232,625

	Telecommunications Provider
315,000	Shaw Communications Inc. λ	3.2%	7,528,500

	Transportation
134,000	C.H. Robinson Worldwide Inc. λ		7,020,260
180,000	Expeditors International of Washington Inc.		7,133,400
		5.9%	14,153,660

	Utility & Power Distribution
125,000	AGL Resources Inc.		6,120,000
359,000	Questar Corp.		8,537,020
		6.2%	14,657,020

	Waste Management
155,000	Waste Management Inc.	2.7%	6,520,850

	Total investment in equities
	(cost $184,027,618)	97.2%	231,271,624

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
7,310,760	BBH Cash Management Service
	Citibank, Nassau 0.03%, due 04/01/2014	3.1%	7,310,760

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
2,953,444	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	1.2%	2,953,444

	Total short-term securities
	(cost $10,264,204)	4.3%	10,264,204

	Total securities
	(cost $194,291,822)	101.5%	241,535,828

	Payable upon return of securities loaned	(1.2%)	(2,953,444)

	Other assets and liabilities - net	(0.3%)	(573,558)

	Total net assets	100.0%	238,008,826

θ This security is non-income producing.
λ This security, or partial position of this security,
was on loan at March 31, 2014.
The total value of the securities on loan at
March 31, 2014 was $2,890,948.

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$184,159,256
Unrealized appreciation	$48,503,291
Unrealized depreciation	(1,390,923)

Net unrealized appreciation	$47,112,368

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$12,867,975	$—	$—	$12,867,975
Consumer Staples	11,881,300	—	—	11,881,300
Energy	17,456,675	—	—	17,456,675
Financials	17,768,600	—	—	17,768,600
Health Care	30,722,010	—	—	30,722,010
Industrials	68,882,060	—	—	68,882,060
Information Technology	40,530,068	—	—	40,530,068
Materials	8,456,790	—	—	8,456,790
Utilities	22,706,146	—	—	22,706,146
Short-Term Investments	10,264,204	—	—	10,264,204
Total	$241,535,828	$—	$—	$241,535,828

PARNASSUS SMALL CAP FUND

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Auto Parts
1,175,000	Gentex Corp.	5.1%	37,047,750

	Chemicals
450,000	Compass Minerals International Inc.	5.2%	37,134,000

	Communications Equipment
220,000	Knowles Corp. θ	1.0%	6,945,400

	Electronics
200,000	Harman International Industries Inc.	3.0%	21,280,000

	Equipment Leasing
800,000	Air Lease Corp.	4.1%	29,832,000

	Financial Services
1,300,000	First American Financial Corp.		34,515,000
925,000	TCF Financial Corp.		15,410,500
		6.9%	49,925,500

	Health Care Services
1,100,000	VCA Antech Inc. θ	4.9%	35,453,000

	Home Builders
700,000	PulteGroup Inc.		13,433,000
300,000	Toll Brothers Inc. θ		10,770,000
		3.4%	24,203,000

	Lodging
600,000	Orient-Express Hotels Ltd. θ	1.2%	8,646,000

	Machinery
2,550,000	Blount International Inc. θ, Ω		30,345,000
1,045,000	MRC Global Inc. θ		28,173,200
340,000	Regal-Beloit Corp.		24,721,400
500,000	Thermon Group Holdings Inc. θ		11,590,000
		13.2%	94,829,600

	Minerals & Mining
2,750,000	Dominion Diamond Corp. θ	5.1%	36,905,000

	Networking Products
1,850,000	Riverbed Technology Inc. θ	5.1%	36,463,500

	Oil & Gas
725,000	Energy XXI (Bermuda) Ltd. λ		17,088,250
600,000	W&T Offshore Inc.		10,386,000
		3.8%	27,474,250

	Professional Services
300,000	Insperity Inc.	1.3%	9,294,000

	Retail
250,000	Group 1 Automotive Inc.	2.3%	16,415,000

	Semiconductors
825,000	EZchip Semiconductor Ltd. θ, λ		20,913,750
3,100,000	PMC-Sierra Inc. θ		23,591,000
		6.2%	44,504,750

	Services
575,000	MICROS Systems Inc. θ	4.2%	30,434,750

	Software
2,225,000	Checkpoint Systems Inc. θ, Ω		29,859,500
2,505,000	Compuware Corp.		26,302,500
255,000	VeriSign Inc. θ		13,747,050
		9.7%	69,909,050

	Telecommunications Equipment
1,175,000	Ciena Corp. θ, λ		26,719,500
800,000	Finisar Corp. θ		21,208,000
		6.6%	47,927,500

	Transportation
2,975,000	UTi Worldwide Inc.	4.4%	31,505,250

	Utility & Power Distribution
575,000	Questar Corp.	1.9%	13,673,500

	Total investment in equities
	(cost $592,184,300)	98.6%	709,802,800

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
7,881,641	BBH Cash Management Service
	JPM Chase, Nassau 0.03%, due 04/01/2014	1.1%	7,881,641

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
65,686,193	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	9.1%	65,686,193

	Total short-term securities
	(cost $73,567,834)	10.2%	73,567,834

	Total securities
	(cost $665,752,134)	108.8%	783,370,634

	Payable upon return of securities loaned	(9.1%)	(65,686,193)

	Other assets and liabilities - net	0.3%	2,230,996

	Total net assets	100.0%	719,915,437

θ This security is non-income producing.
Ω Fund ownership consists of 5% or more of the shares
outstanding of the Affiliated Issuer, as defined under
the Investment Securities Act of 1940.
λ This security, or partial position of this security,
was on loan at March 31, 2014.
The total value of the securities on loan at
March 31, 2014 was $64,306,275.

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small Cap Fund

Cost of long-term investments	$592,292,185
Unrealized appreciation	$135,846,899
Unrealized depreciation	(18,336,284)

Net unrealized appreciation	$117,510,615

The Parnassus Small Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$107,591,750	$—	$—	$107,591,750
Energy	27,474,250	—	—	27,474,250
Financials	49,925,500	—	—	49,925,500
Health Care	35,453,000	—	—	35,453,000
Industrials	165,460,850	—	—	165,460,850
Information Technology	236,184,950	—	—	236,184,950
Materials	74,039,000	—	—	74,039,000
Utilities	13,673,500	—	—	13,673,500
Short-Term Investments	73,567,834	—	—	73,567,834
Total	$783,370,634	$—	$—	$783,370,634

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2014, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2014 is set forth below:

	January 1, 2014
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Blount International Inc.	2,550,000	—	—	2,550,000	$30,345,000	$—
Checkpoint Systems Inc.	1,785,000	440,000	—	2,225,000	29,859,500	—
Total Affiliates					$60,204,500	$—

PARNASSUS ENDEAVOR FUND

(The Parnassus Endeavor Fund was formerly known as the Parnassus Workplace Fund)

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Communications Equipment
152,622	Knowles Corp. θ		4,818,277
200,000	QUALCOMM Inc.		15,772,000
		4.2%	20,590,277

	Computers
135,000	International Business Machines Corp.	5.3%	25,986,150

	Cosmetics & Personal Care
130,000	Procter & Gamble Co.	2.1%	10,478,000

	Electronic Components
675,000	Corning Inc.	2.8%	14,053,500

	Electronics
200,000	Agilent Technologies Inc.	2.3%	11,184,000

	Financial Services
200,000	Capital One Financial Corp.		15,432,000
550,000	Charles Schwab Corp.		15,031,500
325,000	TCF Financial Corp.		5,414,500
325,000	Wells Fargo & Co.		16,165,500
		10.5%	52,043,500

	Food Products
415,000	Mondelez International Inc.		14,338,250
100,000	PepsiCo Inc.		8,350,000
		4.6%	22,688,250

	Machinery
100,000	Deere & Co.	1.8%	9,080,000

	Media
30,000	Discovery Communications Inc. θ	0.5%	2,481,000

	Minerals & Mining
900,000	Dominion Diamond Corp. θ	2.4%	12,078,000

	Networking Products
200,000	Cisco Systems Inc.		4,482,000
1,400,000	Riverbed Technology Inc. θ		27,594,000
		6.5%	32,076,000

	Pharmaceuticals
300,000	Abbott Laboratories		11,553,000
75,000	Allergan Inc.		9,307,500
100,000	Gilead Sciences Inc. θ		7,086,000
140,000	Novartis AG (ADR)		11,902,800
88,000	Novo-Nordisk A/S (ADR) λ		4,017,200
350,000	Roche Holdings Ltd. (ADR)		13,202,000
		11.5%	57,068,500

	Professional Services
220,000	Insperity Inc.	1.4%	6,815,600

	Retail
200,000	Target Corp.	2.4%	12,102,000

	Semiconductor Capital Equipment
1,200,000	Applied Materials Inc.		24,504,000
250,000	Lam Research Corp. θ		13,750,000
		7.8%	38,254,000

	Semiconductors
550,000	Altera Corp.		19,932,000
550,000	Intel Corp.		14,195,500
		6.9%	34,127,500

	Software
150,000	Citrix Systems Inc. θ		8,614,500
150,000	Intuit Inc.		11,659,500
		4.2%	20,274,000

	Telecommunications Provider
625,000	Shaw Communications Inc. λ	3.0%	14,937,500

	Transportation
450,000	C.H. Robinson Worldwide Inc.		23,575,500
450,000	Expeditors International of Washington Inc.		17,833,500
60,000	FedEx Corp.		7,953,600
		10.0%	49,362,600

	Total investment in equities
	(cost $363,724,467)	90.2%	445,680,377

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
49,923,446	BBH Cash Management Service
	Citibank, Nassau 0.03%, due 04/01/2014	10.1%	49,923,446

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
1,601,600	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	0.3%	1,601,600

	Total short-term securities
	(cost $51,525,046)	10.4%	51,525,046

	Total securities
	(cost $415,249,513)	100.6%	497,205,423

	Payable upon return of securities loaned	(0.3%)	(1,601,600)

	Other assets and liabilities - net	(0.3%)	(1,266,697)

	Total net assets	100.0%	494,337,126

θ This security is non-income producing.
λ This security, or partial position of this security,
was on loan at March 31, 2014.
The total value of the securities on loan at
March 31, 2014 was $1,565,324.

ADR American Depository Receipt

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$363,789,276
Unrealized appreciation	$83,751,318
Unrealized depreciation	(1,860,217)

Net unrealized appreciation	$81,891,101

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$29,520,500	$—	$—	$29,520,500
Consumer Staples	33,166,250	—	—	33,166,250
Financials	52,043,500	—	—	52,043,500
Health Care	68,252,500	—	—	68,252,500
Industrials	65,258,200	—	—	65,258,200
Information Technology	185,361,427	—	—	185,361,427
Materials	12,078,000	—	—	12,078,000
Short-Term Investments	51,525,046	—	—	51,525,046
Total	$497,205,423	$—	$—	$497,205,423

PARNASSUS ASIA FUND

Portfolio of Investments as of March 31, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	China
6,000	21Vianet Group Inc. (ADR) θ		172,200
2,800	Expeditors International of Washington Inc.		110,964
1,400	QUALCOMM Inc.		110,404
		9.5%	393,568

	Hong Kong
9,000	Biostime International Holdings Ltd.		61,839
140,000	Lenovo Group Ltd.		154,858
130,000	Li & Fung Ltd.		192,645
150,000	SITC International Holdings Co., Ltd.		72,406
26,000	Television Broadcasts Ltd.		155,894
		15.3%	637,642

	Indonesia
4,300,000	PT Asuransi Multi Artha Guna		100,146
300,000	PT Bank Danamon Indonesia		115,358
180,000	PT Bank Rakyat Indonesia (Persero)		153,032
370,000	PT Global Mediacom		77,024
65,000	PT Siloam International Hospitals θ		58,935
		12.1%	504,495

	Japan
100	Fast Retailing Co., Ltd.		36,169
2,500	KDDI Corp.		145,163
1,000	Kyocera Corp.		45,067
9,000	Rakuten Inc.		120,219
4,000	USS Co., Ltd.		56,192
		9.7%	402,810

	Singapore
15,000	Keppel Corp., Ltd.		130,134
45,000	OSIM International Ltd.		92,830
29,000	Petra Foods Ltd.		85,037
		7.4%	308,001

	South Korea
125	Samsung Electronics Co., Ltd.	3.8%	158,274

	Taiwan
9,000	Applied Materials Inc.		183,780
24,000	Chroma Ate Inc. θ		57,314
50,000	Far EasTone Telecommunications Co., Ltd.		105,813
3,000	Hermes Microvision Inc. θ		120,414
25,000	Novatek Microelectronics Corp. θ		114,883
5,000	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		100,100
		16.4%	682,304

	Thailand
7,000	Advanced Info Service Public Co., Ltd.		48,925
195,000	Amata Corp. Public Co., Ltd.		89,326
240,000	Home Product Center Public Co., Ltd.		72,283
25,000	Robinson Department Store Public Co., Ltd.		40,798
255,000	Sino Thai Engineering & Construction Public Co., Ltd.		127,174
45,000	Thai Union Frozen Products Public Co., Ltd.		95,589
123,000	Thanachart Capital Public Co., Ltd.		136,887
131,000	TICON Industrial Connection Public Co., Ltd.		69,739
		16.4%	680,721

	Total investment in equities	90.6%	3,767,815
	(cost $3,391,773)

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
372,368	BBH Cash Management Service
	JPM Chase, Nassau 0.03%, due 04/01/2014	9.0%	372,368

	Total short-term securities
	(cost $372,368)	9.0%	372,368

	Total securities
	(cost $3,764,141)	99.6%	4,140,183

	Other assets and liabilities - net	0.4%	20,694

	Total net assets	100.0%	4,160,877

θ This security is non-income producing.

ADR American Depository Receipt
PT Perseroan Terbatas

The portfolio of investments as of March 31, 2014 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$3,391,773
Unrealized appreciation	$443,559
Unrealized depreciation	(67,517)

Net unrealized appreciation	$376,042

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
China	$393,568	$—	$—	$393,568
Hong Kong	—	637,642	—	637,642
Indonesia	58,935	445,560	—	504,495
Japan	—	402,810	—	402,810
Singapore	—	308,001	—	308,001
South Korea	—	158,274	—	158,274
Taiwan	283,880	398,424	—	682,304
Thailand	—	680,721	—	680,721
Short-Term Investments	372,368	—	—	372,368
Total	$1,108,751	$3,031,432	$—	$4,140,183

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 8, 2014

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 8, 2014